Investment Objectives and Goals - National Security Emerging Markets Index ETF	Mar. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – NATIONAL SECURITY EMERGING MARKETS INDEX ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The National Security Emerging Markets Index ETF (the “Fund”) seeks to track the results, before fees and expenses, of the Alerian National Security Emerging Markets Index (the “Index”).